UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				    	         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:	Axel Capital Management, LLC
							350 Park Avenue
							25th Floor
							New York, NY 10022
					13F File Number: 28-13743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anna Nikolayevsky
Title:		Managing Member
Phone:		212-935-7111
Signature,		Place,		and Date of Signing:
Anna Nikolayevsky	New York, NY	February 14, 2012
Report Type (Check only one.):
				[X] 13F HOLDINGS REPORT.
				[ ] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total:		16
Form 13F Information Table Value Total:		$49,949

List of Other Included Managers:			NONE


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FORM 13F INFORMATION TABLE

                                                          VALUE   SHRS OR  SHPUTINVESTMENOTHER         VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS CUSIP      (x$1000PRN AMT  PRCALDISCRETIOMANAGER  SOLE SHARED NONE
APPLE INC                        COMMON         037833100     3037     7500SH   SOLE               7500
AUTOMATIC DATA PROCESSING IN     COMMON         053015103     2700    50000SH   SOLE              50000
CLOROX CO DEL                    COMMON         189054109     2995    45000SH   SOLE              45000
DOLLAR GEN CORP                  COMMON         256677105     1234    30000SH   SOLE              30000
DOLLAR TREE INC                  COMMON         256746108     2909    35000SH   SOLE              35000
FAMILY DLR STORES INC            COMMON         307000109     1730    30000SH   SOLE              30000
GOOGLE INC                       COMMON         38259P508     1292     2000SH   SOLE               2000
LENNAR CORP                      CL A COMMON    526057104     1670    85000SH   SOLE              85000
MASCO CORP                       COMMON         574599106     1153   110000SH   SOLE              110000
MASTERCARD INC                   CL A COMMON    57636Q104     2983     8000SH   SOLE               8000
MCDONALDS CORP                   COMMON         580135101     3010    30000SH   SOLE              30000
OWENS CORNING NEW                COMMON         690742101      718    25000SH   SOLE              25000
PROCTER & GAMBLE CO              COMMON         742718109     2335    35000SH   SOLE              35000
PULTE GROUP INC                  COMMON         745867101     1010   160000SH   SOLE              160000
SPDR S & P 500 ETF TR            TR UNIT        78462F103    18825   150000SH   SOLE              150000
TOLL BROTHERS INC                COMMON         889478103     2348   115000SH   SOLE              115000